Goodwill and Other Intangibles - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) reporting_unit	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 35.7	$ 36.8	$ 72.0	$ 72.2	$ 145.8	$ 156.6	$ 224.8
Capitalized software write-off			$ 12.3	$ 0.0
Number of reporting units | reporting_unit			3
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Capitalized software write-off	$ 12.3